                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     September 30, 2001


Check here if Amendment                    [ ] Amendment Number: ________
This Amendment (Check only one.):          [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ---------------------------------
Address:    650 Madison Avenue
            ---------------------------------
            New York, NY 10022
            ---------------------------------

Form 13F File Number:      28-06341
                      -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           --------------------------------------
Title:     Managing Member of the General Partner
           --------------------------------------
Phone:     212-610-9060
           --------------------------------------

Signature, Place, and Date of Signing:

       /s/ SCOTT A. BOMMER              New York, NY       November 14, 2001
---------------------------------    -----------------   ---------------------
          (Signature)                  (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          ----------------------
Form 13F Information Table Entry Total:      6
                                          ----------------------
Form 13F Information Table Value Total:   2,335,525
                                          ----------------------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  ---------  --------  ------------------  ----------  --------  --------------------
                                                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  --------------------
LAUDER ESTEE COS INC
  OCT 30 PUTS              COMMON STOCK   518439954        70    1,000  SH   PUTS    DEFINED      1      1,000     0       0
FEDEX CORP JAN 02
  35 PUTS                  COMMON STOCK   31428X956       116      490  SH   PUTS    DEFINED      1        490     0       0
GLOBAL CROSSING LTD
  JAN 02 10 CALLS          COMMON STOCK   G3921A900        11    2,250  SH   CALLS   DEFINED      1      2,250     0       0
GLOBAL CROSSING LTD
  JAN 02 10 PUTS           COMMON STOCK   G3921A950     1,868    2,250  SH   PUTS    DEFINED      1      2,250     0       0
QWEST COMMUNICATIONS
  INTL INC OCT 30 CALLS    COMMON STOCK   749121909         3      580  SH   CALLS   DEFINED      1        580     0       0
STARBUCKS CORP JAN 20
  PUTS                     COMMON STOCK   855244959       268      500  SH   PUTS    DEFINED      1        500     0       0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.